Schedule of Components of Bank Borrowings (Details) (Parenthetical)																						12 Months Ended
		Mar. 31, 2026 USD ($)		Feb. 25, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 15, 2025 USD ($)	Sep. 18, 2025 USD ($)	Mar. 31, 2025 USD ($)		May 02, 2024 USD ($)	Apr. 30, 2024 USD ($)	Feb. 28, 2024 USD ($)	Aug. 28, 2023 USD ($)	May 25, 2023 USD ($)	Mar. 15, 2023 USD ($)	Dec. 16, 2021 USD ($)	Jul. 13, 2021 USD ($)	Mar. 25, 2021 USD ($)	Nov. 26, 2020 USD ($)	Oct. 21, 2020 USD ($)	May 25, 2020 USD ($)	Mar. 31, 2025 USD ($)		Mar. 31, 2026 HKD ($)		Feb. 25, 2026 HKD ($)	Feb. 20, 2026 USD ($)	Feb. 20, 2026 HKD ($)	Dec. 31, 2025 HKD ($)	Dec. 15, 2025 HKD ($)	Sep. 18, 2025 HKD ($)	Mar. 31, 2025 HKD ($)	Feb. 20, 2025	May 02, 2024 HKD ($)	Apr. 30, 2024 HKD ($)	Feb. 28, 2024 HKD ($)	Aug. 28, 2023 HKD ($)	May 25, 2023 HKD ($)	Mar. 15, 2023 HKD ($)	Dec. 16, 2021 HKD ($)	Jul. 13, 2021 HKD ($)	Mar. 25, 2021 HKD ($)	Nov. 26, 2020 HKD ($)	Oct. 21, 2020 HKD ($)	May 25, 2020 HKD ($)
Short-Term Debt [Line Items]
Long term borrowings		$ 7,076,823						$ 7,626,918														$ 7,626,918
The Bank of East Asia, Limited - Loan 1 [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 110,769	[1]					110,769	[1]			$ 564,103										110,769	[1]				$ 110,769	$ 864,000								$ 4,400,000
Interest rate												3.90%															4.01%	4.01%					5.31%			3.90%
Loan term												20 years
The Bank of East Asia, Limited - Loan 1 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[1]	4.01%																						4.01%
The Bank of East Asia, Limited - Loan 1 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[1]	5.31%																						5.31%
The Bank of East Asia, Limited - Loan 1 [Member] | Life Insuance Policy [Member]
Short-Term Debt [Line Items]
Secured debt		$ 1,000,000
Bank of East Asia Limited Loan [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 1,794,872						$ 2,307,691														$ 2,307,691		$ 14,000,000								$ 18,000,000					$ 5,200,000
Interest rate								4.15%					3.90%									4.15%										4.15%					3.90%
Loan term													20 years
Bank of East Asia Limited Loan [Member] | Director [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate		5.00%						5.905%														5.905%		5.00%								5.905%
Loan term		1 month																				1 month
Bank of East Asia Limited Loan [Member] | Director [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate		5.685%						6.175%														6.175%		5.685%								6.175%
Loan term		3 months																				3 months
The Bank of East Asia, Limited - Loan 21 [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 108,617	[2]					$ 110,738	[2]				$ 666,667									$ 110,738	[2]
The Bank of East Asia, Limited - Loan 21 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[2]	2.75%																						2.75%
The Bank of East Asia, Limited - Loan 21 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[2]	3.00%																						3.00%
The Bank of East Asia, Limited - Loan 2 [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 256,410	[3]						[3]									$ 128,205					[3]																			$ 1,000,000
Interest rate		5.00%	[3]					3.00%										2.75%				3.00%		5.00%	[3]							3.00%										2.75%
Loan term																		11 years
The Bank of East Asia, Limited - Loan 3 [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 64,103	[3]						[3]							$ 128,205							[3]																	$ 1,000,000
Interest rate		5.00%	[3]					3.00%								2.75%						3.00%		5.00%	[3]							3.00%								2.75%
Loan term																11 years
The Bank of East Asia, Limited - Loan 4 [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 128,205	[3]						[3]										$ 512,821				[3]																				$ 4,000,000
Interest rate		5.685%	[3]					3.00%											2.75%			3.00%		5.685%	[3]							3.00%											2.75%
Loan term																			11 years
The Bank of East Asia, Limited - Loan 5 [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 128,205	[3]						[3]					$ 384,615									[3]															$ 3,000,000
Interest rate		5.00%	[3]					3.00%						2.75%								3.00%		5.00%	[3]							3.00%						2.75%
Loan term														10 years
The Hongkong and Shanghai Banking Corporation Limited - Loan 1 [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 89,267	[4]					$ 90,498	[4]											$ 128,205		$ 90,498	[4]																					$ 1,000,000
Interest rate								3.00%												2.75%		3.00%										3.00%												2.75%
Loan term																				8 years
The Hongkong and Shanghai Banking Corporation Limited - Loan 1 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[4]	2.75%																						2.75%
The Hongkong and Shanghai Banking Corporation Limited - Loan 1 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[4]	3.00%																						3.00%
The Hongkong and Shanghai Banking Corporation Limited - Loan 2 [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 327,865	[5]					$ 332,782	[5]												$ 512,821	$ 332,782	[5]																						$ 4,000,000
Interest rate								3.00%													2.75%	3.00%										3.00%													2.75%
Loan term																					8 years
The Hongkong and Shanghai Banking Corporation Limited - Loan 2 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[5]	2.75%																						2.75%
The Hongkong and Shanghai Banking Corporation Limited - Loan 2 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[5]	3.00%																						3.00%
The Hongkong and Shanghai Banking Corporation Limited - Loan 3 [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 102,017	[6]					$ 103,245	[6]								$ 128,205					$ 103,245	[6]																		$ 1,000,000
Interest rate								3.00%									2.75%					3.00%										3.00%									2.75%
Loan term																	8 years
The Hongkong and Shanghai Banking Corporation Limited - Loan 3 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[6]	2.75%																						2.75%
The Hongkong and Shanghai Banking Corporation Limited - Loan 3 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[6]	3.00%																						3.00%
Hongkong and Shanghai Banking Corporation Limited Loan Four [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 284,125	[7]					$ 347,555	[7]						$ 384,615							$ 347,555	[7]																$ 3,000,000
Interest rate								3.00%							2.75%							3.00%										3.00%							2.75%
Loan term															10 years
Hongkong and Shanghai Banking Corporation Limited Loan Four [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[6]	2.75%																						2.75%
Hongkong and Shanghai Banking Corporation Limited Loan Four [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[6]	3.00%																						3.00%
Hongkong and Shanghai Banking Corporation Limited Loan Five [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 3,614	[8]		$ 3,938				[8]														[8]						$ 30,720
Interest rate		2.75%	[8],[9],[10],[11]			2.75%																		2.75%	[8],[9],[10],[11]					2.75%
Hongkong and Shanghai Banking Corporation Limited Loan Five [Member] | Director [Member]
Short-Term Debt [Line Items]
Loan term					14 months
Hongkong and Shanghai Banking Corporation Limited Loan Six [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 11,818	[9]			$ 11,818			[9]														[9]							$ 92,183
Interest rate						2.75%																								2.75%
Loan term						2 years
Hongkong and Shanghai Banking Corporation Limited Loan Seven [Member]
Short-Term Debt [Line Items]
Long term borrowings		19,710	[10]			$ 19,710			[10]														[10]							$ 153,738
Interest rate						2.75%																								2.75%
Loan term						3 years
Hongkong and Shanghai Banking Corporation Limited Loan Eight [Member]
Short-Term Debt [Line Items]
Long term borrowings		27,963	[11]			$ 27,963			[11]														[11]							$ 218,114
Interest rate						2.75%																								2.75%
Loan term						3 years
Hongkong and Shanghai Banking Corporation Limited Loan Nine [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 999,643	[12]			$ 1,079,615			[12]														[12]							$ 8,421,000
Interest rate		3.994%	[12]			3.994%																		3.994%	[12]					3.994%
Loan term						5 years
Hongkong and Shanghai Banking Corporation Limited Loan Ten [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 432,692	[13]				$ 448,718		[13]														[13]								$ 3,500,000
Interest rate		3.977%	[13]				3.977%																	3.977%	[13]						3.977%
Loan term							5 years
Hongkong and Shanghai Banking Corporation Limited Loan Eleven [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 520,512	[14]				$ 538,462		[14]														[14]								$ 4,200,000
Interest rate		3.977%	[14]				3.977%																	3.977%	[14]						3.977%
Loan term							5 years
Fusion Bank Limited Loan One [Member]
Short-Term Debt [Line Items]
Long term borrowings		$ 249,952	[15]	$ 256,410					[15]														[15]			$ 2,000,000
Interest rate		8.00%	[15]	8.00%																				8.00%	[15]	8.00%
Loan term				3 years
DBS Bank (Hong Kong) Limited - Loan 5 [Member]
Short-Term Debt [Line Items]
Long term borrowings	[16]							112,821														112,821
Interest rate	[16]	5.20%																						5.20%
DBS Bank (Hong Kong) Limited - Loan 5 [Member] | Revolving Credit Facility [Member]
Short-Term Debt [Line Items]
Long term borrowings								$ 600,000														$ 600,000										$ 4,680,000
DBS Bank (Hong Kong) Limited - Loan 5 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate								5.00%														5.00%										5.00%
DBS Bank (Hong Kong) Limited - Loan 5 [Member] | Minimum [Member] | Revolving Credit Facility [Member]
Short-Term Debt [Line Items]
Loan term								1 month
DBS Bank (Hong Kong) Limited - Loan 5 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate								5.20%														5.20%										5.20%
DBS Bank (Hong Kong) Limited - Loan 5 [Member] | Maximum [Member] | Revolving Credit Facility [Member]
Short-Term Debt [Line Items]
Loan term								4 months
River Square Company Limited – Loan 1 [Member]
Short-Term Debt [Line Items]
Long term borrowings			[17]					$ 547,725	[17]	$ 923,077	$ 1,000,000											$ 547,725	[17]											$ 7,200,000	$ 7,800,000
Interest rate		12.00%	[17]							12.00%	12.00%													12.00%	[17]									12.00%	12.00%
Loan term										12 months	12 months

[1]	On February 20, 2026, the Company renewed and borrowed USD110,769 (HKD864,000) as working capital for 12 months at an annual interest rate of 4.01% with The Bank of East Asia, Limited. On February 20, 2025, the Company borrowed the same amount of loan as working capital for 12 months at an annual interest rate of 5.31% with The Bank of East Asia, Limited. The loan was secured by the insured value of life insurance policy (amounted to USD1,000,000) of the Company, accounts receivable, net of the Company and a property located in Hong Kong which held by a director of the Company.
[2]	On December 16, 2021, the Company borrowed USD128,205 (HKD1,000,000) as working capital for eleven years at variable interest rate of 2.75% per annum (2025: 3.0%) with The Bank of East Asia, Limited. The loan is secured by personal guarantee from a director of the Company.
[3]	As of March 31, 2026, the Company borrowed USD
[4]	On October 21, 2020 the Company borrowed USD128,205 (HKD1,000,000) as working capital for eight years at variable interest rate of 2.75% per annum (2025: 3.0%) with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by personal guarantee from a director of the Company.
[5]	On May 25, 2020 the Company borrowed USD512,821 (HKD4,000,000) as working capital for eight years at variable interest rate of 2.75% per annum (2025: 3.0%) with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by personal guarantee from a director of the Company.
[6]	On July 13, 2021 the Company borrowed USD128,205 (HKD1,000,000) as working capital for eight years at variable interest rate of 2.75% per annum (2025: 3.0%) with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by personal guarantee from a director of the Company.
[7]	On March 15, 2023 the Company borrowed USD384,615 (HKD3,000,000) as working capital for ten years at variable interest rate of 2.75% per annum (2025: 3.0%) with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by personal guarantee from a director of the Company.
[8]	On December 15, 2025, the Company borrowed USD3,938 (HKD30,720) as working capital for fourteen months at variable interest rate of 2.75% per annum with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by personal guarantee from a director of the Company.
[9]	On December 15, 2025 the Company borrowed USD11,818 (HKD92,183) as working capital for two years at variable interest rate of 2.75% per annum with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by personal guarantee from a director of the Company.
[10]	On December 15, 2025, the Company borrowed USD19,710 (HKD153,738) as working capital for three years at variable interest rate of 2.75% per annum with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by personal guarantee from a director of the Company.
[11]	On December 15, 2025, the Company borrowed USD27,963 (HKD218,114) as working capital for three years at variable interest rate of 2.75% per annum with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by personal guarantee from a director of the Company.
[12]	On December 15, 2025, the Company borrowed USD1,079,615 (HKD8,421,000) as working capital for five years at variable interest rate of 3.994% per annum with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by a property in Hong Kong that is owned by a related company, which is wholly owned by Mr. Lam Chi Ming.
[13]	On September 18, 2025, the Company borrowed USD448,718 (HKD3,500,000) as working capital for five years at variable interest rate of 3.977% per annum with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by a property in Hong Kong that is owned by a related company, which is wholly owned by Mr. Lam Chi Ming.
[14]	On September 18, 2025, the Company borrowed USD538,462 (HKD4,200,000) as working capital for five years at variable interest rate of 3.977% per annum with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by a property in Hong Kong that is owned by a related company, which is wholly owned by Mr. Lam Chi Ming.
[15]	On February 25, 2026, the Company borrowed USD256,410 (HKD2,000,000) as working capital for three years at fixed interest rate of 8% per annum with Fusion Bank Limited. The loan is secured by personal guarantee from a director of the Company.
[16]	As of March 31, 2025, the Company borrowed USD600,000 (HKD4,680,000) as working capital for one to four months at an annual interest rate ranged from 5.0% to 5.2% as revolving loans with DBS Bank (Hong Kong) Limited. The loan is secured by personal guarantees from a director of the Company, accounts receivable, net of the Company and two properties located in Hong Kong that were owned by a related company, which was wholly owned by Mr. Lam Chi Ming.
[17]	On April 30, 2024 and May 2, 2024, the Company borrowed USD1,000,000 (HKD7,800,000) and USD923,077 (HKD7,200,000) as working capital for 12 months at an annual interest rate of 12% and 12% with River Square Company Limited, respectively. The loan is secured by accounts receivable, net of a project of the Company and personal guarantee from a director of the Company.